Segment Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total consolidated operating income
Total consolidated operating income	$ 171	$ 179	$ 458	$ 496	$ (209)	$ 566	$ 753
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs					0	(171)	0
Interest expense	(32)	(33)	(63)	(65)	(128)	(156)	(166)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	$ 139	$ 146	$ 395	$ 431	$ (337)	$ 239	$ 587